Note 16 - Regulatory Restrictions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reserves Required by Federal Reserve Bank	$ 0	$ 0
Percent of Common Stock	10.00%
Amount Available for Payment of Dividends	$ 7,000